Share-Based Payments - LTI Stock Option Plan Executives - Additional Information (Detail) - Other Recurring LTI RSU Plans [member] - Long Term Restricted Stock Unit Program One [member]
Unit_pure in Thousands, $ in Millions
	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted	$ 77	$ 2
Share-based compensation number of shares issued	2,900	37